[STATE STREET RESEARCH LOGO]

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
Supplement No. 1                      Prospectus                    For
dated December 20, 1999 to               dated

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                                  December 12, 1999   State Street Research Health Sciences Fund

Supplement No. 2
dated December 20, 1999

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                                    July 1, 1999      State Street Research IntelliQuant Portfolios:
                                                      Small-Cap Value
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The following is added as the first paragraph immediately under the caption
"Your Investment -- Choosing a Share Class" at page 9 of the prospectus:

"At the present time, only Class A shares are being offered and are available for investment."